As filed with the Securities and Exchange Commission on September 8, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Simon D. Collier, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – June 30, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

June 30, 2009

(Unaudited)

www.wintergreenfund.com

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2009 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

During the first half of 2009, world economies began to show signs of recovering from last year’s tornado-like spiral movements and damage. As I write this letter, the consensus view seems to be one of cautious optimism; on many days the markets are showing signs of recovery, a necessary foundation for a plausible return to normalcy. With the assistance of time we will have a clearer picture of just when this economic crisis began, when it bottomed, and when the recovery began. Wintergreen Fund’s (the “Fund”) performance for the first six months of 2009 was 10.65%, outperforming the Standard & Poor’s 500 Composite Index which returned 3.16%. We are pleased with the Fund’s performance and continue to work hard for our investors.

Looking back on just where the markets have been over the last 18 to 24 months reminds me of the children’s story The Wizard of Oz. The book by L. Frank Baum has been quite popular for more than a century. The heroine of the story is a young girl named Dorothy who lived with relatives on a Kansas farm where a tornado knocks Dorothy down and she becomes unconscious. While Dorothy dreams, she gathers together every ounce of intellect, passion, and bravery she can muster and forges onward toward the Wizard of Oz who she hopes will help her find her way back home.

Like the tornado Dorothy faced, the world’s economies have been on a topsy-turvy journey. Efforts to correct the economy have included huge governmental infusions of cash and some new financial rules. Portions of the market appear to have begun to show signs of having the heart, brains, and courage needed to function assertively. It may be that more government directed assistance is needed, but there are some indicators that many businesses and market segments are on their way to recovery. Like Dorothy and her friends, many companies and sectors generally had what they needed for success.

An example of a portfolio holding that was profitable the first half of this year and is well poised for the future is the Goldman Sachs Group Inc. (“Goldman”). Goldman is a financial services company with solid management, along with quality assets, and a well-defined business mix, but until recently it wasn’t available at a price we liked. As market conditions deteriorated last fall, Goldman approached our target price and our continued analysis indicated an increase in Goldman’s intrinsic value. Time has strengthened our belief that Goldman will be a survivor. Goldman seems to have emerged from the economic crisis and is reestablishing itself as one of the world’s preeminent financial firms. We believe that as global economic conditions improve, Goldman is poised to continue to successfully participate in the trading and asset management businesses as well as a potential flurry of merger and acquisition deals. We believe Goldman stands ready to capture a good portion of this growing business as several of its competitors have been weakened or have fallen. In addition, we feel Goldman’s strong international presence leaves it particularly well positioned to be a long-term winner for the Fund’s shareholders.

Another portfolio holding that helped the Fund’s performance the first half of this year was Jardine Matheson Holdings Limited (“Jardine”). Jardine is a conglomerate that was founded in China in 1832. It is listed in Singapore, incorporated in Bermuda, and controlled by a Scottish family with diverse holdings throughout Asia. Jardine has a long history in Hong Kong going back to 1841 when James Matheson established one of Hong Kong’s first offices. Through one of its entities, Hongkong Land, Jardine’s holdings include over 5 million square feet of prime office real estate in the heart of Hong Kong as well as residential and commercial projects in Beijing, Singapore, and other cities in the region. Another one of its entities, Dairy Farm, is one of the leading retailers in Asia with low net debt and strong cash flows; it operates over 4,700 outlets including supermarkets, health and beauty stores, convenience stores, and restaurants. We believe Jardine is well positioned to participate in the economic growth of Asia. This is particularly important because we believe that the East will be the center of much of the economic growth in the future.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2009 (Unaudited)

Around the world many businesses continue to grow in strength. It is also becoming clear that some businesses will not survive, and for some businesses it is still too early to know whether or not they will make it. The characteristics we seek for good investments, which we often refer to as the “Trifecta”, continue to be good guideposts for us:

1.	Solid business with good and improving economics,

2.	Good management working for the long-term shareholders, and

3.	Security availability at an attractive price.

In light of recent changes to the world economy, searching for companies that meet these descriptions is providing interesting global results. The world market has altered business realities for many companies, as managements are being tested to adapt to new economic pressures for all investors and security prices must be analyzed in an attempt to determine the true discrepancy between market price and the intrinsic value. We believe these altered business realities are creating some phenomenal opportunities for Wintergreen to own some top-notch companies at what we believe are attractive prices. In the real world, there is no “Wizard of Oz,” no magic formula, but by doing the work, we believe we can continue to uncover these treasures around the world.

We thank you for your continued investment in Wintergreen and look forward to continuing opportunities.

Sincerely,

David J. Winters, CFA

Portfolio Manager

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: stock market risk, interest rate risk, income risk, counterparty risk, credit risk, currency risk, foreign/emerging market risk as well as the risks associated with short sales, and investments in derivatives, small/mid-sized companies, and loan participations. In light of these risks, the Fund may not be suitable for all investors.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index.

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2009, the last day of the reporting period, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The investments identified in this letter do not represent the Fund’s entire portfolio and may represent only a small percentage of the Fund’s portfolio holdings. It should not be assumed that the investments identified in this letter have been or will be profitable, nor that investments made in the future will be profitable or will equal the performance of the investments identified herein. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	For the Six Month Period Ended June 30, 2009 (Unaudited)		Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006		October 17, 2005 (a) through December 31, 2005
NET ASSET VALUE, Beginning of Period	$8.73		$14.59	$12.21		$10.23		$10.00

INVESTMENT OPERATIONS
Net investment income (loss)(b)	0.03		(0.03)	0.15		0.11		0.02
Net realized and unrealized gain (loss) on investments, securities sold short, and foreign currency transactions	0.90		(5.68)	2.43		1.94		0.22

Total from Investment Operations	0.93		(5.71)	2.58		2.05		0.24

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.14)	(0.16)		(0.07)		(0.01)
Net realized gain	—		(0.02)	(0.04)		—		—

Total Distributions to Shareholders	—		(0.16)	(0.20)		(0.07)		(0.01)

Redemption fees(b)	0.00	(c)	0.01	0.00	(c)	0.00	(c)	—

NET ASSET VALUE, End of Period	$9.66		$8.73	$14.59		$12.21		$10.23

TOTAL RETURN(d)	10.65%		(39.05)%	21.13%		20.10%		2.41%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$884,527		$941,658	$1,579,653		$596,153		$54,704
Ratios to Average Net Assets:(e)
Net investment income (loss)	0.74%		(0.26)%	1.08%		0.97%		1.02%

Net expense, excluding dividend expense	2.03%		1.86%	1.85%		1.91%		1.95%
Dividend expense	0.00%		0.29%	0.00	%(g)	0.03%		—%

Total Net Expense	2.03%		2.15%	1.85%		1.94%		1.95%

Gross expense, excluding dividend expense	2.03%		1.86%	1.85%		1.97	%(f)	6.97	%(f)
Dividend expense	0.00%		0.29%	0.00	%(g)	0.03%		—%

Total Gross Expense	2.03%		2.15%	1.85%		2.00	%(f)	6.97	%(f)

PORTFOLIO TURNOVER RATE	4	%(d)	57%	17%		13%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than 0.005%.

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

PORTFOLIO PROFILE

JUNE 30, 2009 (Unaudited)

% of Total Net Assets by Country

Sector	% of Total Net Assets
Consumer Discretionary	12.4%
Consumer Staples	22.0%
Energy	9.9%
Financials	19.5%
Funds, Trusts & Other Financial Vehicles	0.9%
Industrials	16.1%
Materials	5.9%
Short-Term Investments and Other Liabilities in Excess of Assets	13.3%

Top Ten Holdings
Issuer	% of Total Net Assets
Japan Tobacco Inc.	8.0%
Jardine Matheson Holdings Ltd.	7.9%
Berkshire Hathaway Inc., Class B	6.2%
Schindler Holding AG — PC	5.6%
Imperial Tobacco Group plc	4.9%
Anglo American plc	4.4%
Genting Malaysia Bhd	4.0%
The Goldman Sachs Group Inc.	3.5%
Swatch Group AG, Class B	3.3%
Franklin Resources Inc.	3.1%

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2009 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Common Stock and Other Equity Interests — 85.8%

Aerospace & Defense — 2.6%
General Dynamics Corp.(a)	United States	421,396	$37,077,511	$23,341,124

Beverages — 1.8%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941	5,355,051	6,376,713
Pernod-Ricard SA	France	66,109	4,270,976	4,161,316
The Coca-Cola Company	United States	114,400	4,557,377	5,490,056

			14,183,404	16,028,085

Capital Markets — 7.4%
ABG Sundal Collier Holding ASA	Norway	6,252,050	13,226,858	6,806,117
Franklin Resources Inc.	United States	376,547	32,126,524	27,115,149
The Goldman Sachs Group Inc.	United States	212,707	26,385,089	31,361,520

			71,738,471	65,282,786

Communications Equipment — 0.0%
Current Group, LLC(b)(c)	United States	— (d)	20,100,000	0

Diversified Financial Services — 0.8%
Leucadia National Corp.(b)	United States	342,741	13,358,454	7,228,408

Food Products — 2.9%
Nestle SA	Switzerland	682,554	26,771,259	25,705,315

Hotels, Restaurants & Leisure — 6.7%
Genting Bhd	Malaysia	12,767,798	26,904,127	20,522,919
Genting Malaysia Bhd	Malaysia	46,056,479	55,008,886	35,377,665
McDonald’s Corp.	United States	28,703	1,588,493	1,650,135
Wynn Resorts Ltd.(b)	United States	60,062	2,101,078	2,120,189

			85,602,584	59,670,908

Industrial Conglomerates — 7.9%
Jardine Matheson Holdings Ltd.	Hong Kong	2,560,019	58,326,481	70,195,721

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2009 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Insurance — 6.7%
Berkshire Hathaway Inc., Class B(a)(b)	United States	18,942	$67,973,371	$54,850,918
Fairfax Financial Holdings Ltd.	Canada	16,322	4,133,020	4,097,514

			72,106,391	58,948,432

Leisure Equipment & Products — 0.7%
Aruze Corp.(b)	Japan	796,875	26,935,659	6,104,674

Machinery — 5.6%
Schindler Holding AG–PC	Switzerland	793,281	47,694,389	49,244,677

Metals & Mining — 5.9%
Anglo American plc	United Kingdom	1,329,000	61,219,279	38,558,339
Capstone Mining Corp.(b)	Canada	2,129,001	7,375,171	4,704,064
Witwatersrand Consolidated Gold Resources Ltd.(b)	South Africa	872,691	15,233,090	8,538,763

			83,827,540	51,801,166

Oil, Gas & Consumable Fuels — 9.9%
Birchcliff Energy Ltd.(b)	Canada	1,502,121	6,389,783	7,813,121
Canadian Natural Resources Ltd.	Canada	458,055	29,362,207	24,096,966
Chesapeake Energy Corp.	United States	1,239,739	43,256,689	24,584,024
Japan Petroleum Exploration Co.	Japan	325,753	23,421,950	18,090,814
Petrobank Energy and Resources Ltd.(b)	Canada	456,985	6,178,184	13,271,679

			108,608,813	87,856,604

Real Estate Management & Development — 4.6%
Consolidated-Tomoka Land Co.(e)	United States	564,961	34,445,046	19,818,832
Swire Pacific Ltd., Class A	Hong Kong	513,040	5,496,541	5,176,706
Swire Pacific Ltd., Class B	Hong Kong	8,318,623	17,652,052	15,928,718

			57,593,639	40,924,256

Textiles, Apparel & Luxury Goods — 5.0%
Compagnie Financiere Richemont SA	Switzerland	691,741	20,398,485	14,375,327
Swatch Group AG, Class B	Switzerland	184,025	49,220,292	29,520,554

			69,618,777	43,895,881

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2009 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Tobacco — 17.3%
British American Tobacco plc	United Kingdom	733,338	$19,125,738	$20,184,500
Imperial Tobacco Group plc	United Kingdom	1,653,502	56,742,013	42,926,906
Japan Tobacco Inc.	Japan	22,493	114,019,730	70,513,168
Reynolds American Inc.	United States	504,707	32,308,784	19,491,784

			222,196,265	153,116,358

Total Common Stock and Other Equity Interests			1,015,739,637	759,344,395

Investment Companies — 0.9%

Funds, Trusts & Other Financial Vehicles — 0.9%
SPDR Gold Trust(b)	United States	88,176	8,743,255	8,039,887

Short-Term Investments — 13.4%		Principal

Money Market Deposit Account — NM
Citibank Money Market Deposit Account, Yield 0.10%(f)	United States	$2,231	2,231	2,231

US Treasury Obligations — 13.4%
United States Treasury Bills	United States
Maturity Date: 11/19/2009, Yield to Maturity 0.33%		14,409,000	14,390,553	14,395,167
Maturity Date: 12/17/2009, Yield to Maturity 0.38%		6,525,000	6,513,284	6,515,200
Maturity Date: 01/14/2010, Yield to Maturity 0.47%		12,080,000	12,049,109	12,058,715
Maturity Date: 02/11/2010, Yield to Maturity 0.65%		22,770,000	22,677,174	22,719,906
Maturity Date: 03/11/2010, Yield to Maturity 0.55%		35,321,000	35,185,695	35,224,185
Maturity Date: 04/08/2010, Yield to Maturity 0.49%		14,603,000	14,547,438	14,554,898
Maturity Date: 05/06/2010, Yield to Maturity 0.48%		5,413,000	5,391,179	5,392,230
Maturity Date: 06/03/2010, Yield to Maturity 0.52%		7,398,000	7,364,572	7,365,449

Total U.S. Treasury Obligations			118,119,004	118,225,750

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (concluded)

JUNE 30, 2009 (Unaudited)

Industry

Security Description	Cost		Fair Value

Total Short-Term Investments	$118,121,235		$118,227,981

Total Investments — 100.1%	1,142,604,127	*	885,612,263

Other Liabilities in Excess of Assets — (0.1)%			(1,085,763)

Net Assets — 100.0%			$884,526,500

Percentages are stated as a percent of net assets.

Footnotes

(a)	All or a portion of this security was segregated for forward currency contracts.
(b)	Non-income producing security.
(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.

Security not registered under the Securities Act of 1933.

At the end of the period, the fair value of this security was $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

(d)	Non-unitized interest in a limited liability company that is treated as a partnership.
(e)	Affiliated Issuer. See Note 5.
(f)	Interest rate as of June 30, 2009.

*	Cost for Federal income tax purposes as of June 30, 2009 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Gross Unrealized Appreciation	$34,382,350
Gross Unrealized Depreciation	(291,374,214)

Net Unrealized Depreciation	$(256,991,864)

Selected Abbreviations

ADR	American Depositary Receipt
NM	Less than 0.05%
PC	Participation Certificate

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2009 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $1,108,159,081)	$865,793,431
Affiliated issuers (Cost $34,445,046)	19,818,832

Investments in securities, at fair value (Cost $1,142,604,127)		885,612,263
Unrealized gain on forward currency contracts		4,925,240
Receivables:
Interest and dividends		3,319,937
Fund shares sold		3,327,459
Investment securities sold		1,268,854
Prepaid expenses		60,568

TOTAL ASSETS		898,514,321

LIABILITIES
Unrealized loss on forward currency contracts		9,360,226
Payables:
Investment securities purchased		1,697,069
Fund shares redeemed		567,546
Dividend withholding tax		173,555
Accrued Liabilities:
Investment advisory fees		1,115,933
Distribution fees		727,480
Compliance services fees		9,448
Directors’ fees and expenses		8,969
Other expenses		327,595

TOTAL LIABILITIES		13,987,821

NET ASSETS		$884,526,500

COMPONENTS OF NET ASSETS
Paid-in capital		1,348,401,285
Accumulated distributions in excess of net investment income		(8,240,090)
Net realized loss on investments, foreign currency transactions and forward currency contracts		(194,203,570)
Unrealized depreciation on investments, foreign currency translations and forward currency contracts		(261,431,125)

NET ASSETS		$884,526,500

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
Based on net assets of $884,526,500 and 91,530,163 shares outstanding (1,000,000,000 shares authorized)		$9.66

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $686,744)	$10,824,559
Interest income	562,427
Dividend income from affiliated issuer	112,992

Total Investment Income	11,499,978

EXPENSES
Investment advisory fees	6,238,398
Distribution fees	1,264,255
Transfer agency fees	280,030
Administrator fees	112,437
Professional fees	99,709
Directors’ fees and expenses	98,639
Accounting fees	56,669
Compliance services fees	51,374
Custodian fees	39,406
Miscellaneous expenses	179,038

Total Expenses	8,419,955

NET INVESTMENT INCOME	3,080,023

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Realized Gain (Loss) on:
Foreign currency transactions and forward currency contracts	7,543,249
Unaffiliated investments	(146,697,826)

Net Realized Loss	(139,154,577)

Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated investments	220,733,633
Affiliated investments	(1,757,029)
Foreign currency translations and forward currency contracts	(12,230,232)

Net Change in Unrealized Appreciation	206,746,372

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	67,591,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,671,818

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
OPERATIONS
Net investment income (loss)	$3,080,023	$(4,026,574)
Net realized loss	(139,154,577)	(41,362,865)
Net change in unrealized appreciation (depreciation)	206,746,372	(694,852,364)

Increase (Decrease) in Net Assets Resulting from Operations	70,671,818	(740,241,803)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(15,102,426)
Net realized gain	—	(2,036,297)

Total Distributions to Shareholders	—	(17,138,723)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	94,112,967	1,068,330,945
Proceeds from reinvestment of distributions	—	15,748,051
Cost of redemption of shares	(221,970,040)	(965,411,723)
Redemption fees	54,253	717,760

Increase (Decrease) from Capital Share Transactions	(127,802,820)	119,385,033

Decrease in Net Assets	(57,131,002)	(637,995,493)
NET ASSETS
Beginning of Period	941,657,502	1,579,652,995

End of Period (includes distributions in excess of net investment loss of $(8,240,090) and $(11,320,113) respectively)	$884,526,500	$941,657,502

SHARE TRANSACTIONS
Sale of shares	11,129,540	84,495,138
Reinvestment of distributions	—	1,839,726
Redemption of shares	(27,485,242)	(86,746,955)

Decrease in Shares	(16,355,702)	(412,091)

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue one billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. For an option, the last quoted sale on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask price. Money market instruments that mature in 60 days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid.

As of June 30, 2009, Current Group, LLC, a restricted and illiquid security, was priced at fair value as determined by the Board’s Valuation Committee pursuant to the Fund’s valuation procedures. This security has an acquisition date of December 28, 2006. At June 30, 2009, the fair value of this security was $0, which represents 0% of net assets and has a current cost of $20,100,000.

Security Transactions, Investment Income, and Realized Gain/Loss — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) at the date of

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

valuation. If the foreign exchange rate in effect at the close of the NYSE is not available from the Fund’s pricing agent, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Contracts — The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Investment Manager (as defined in Note 3) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. (See Note 6)

Market and Credit Risks — Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or, for tax purposes, by the Fund entering into offsetting commitments with the same counterparty. The Fund’s Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities.

On December 28, 2006, the Fund contributed $20,100,000 for a limited liability member interest in Current Group, LLC and entered into a registration rights agreement with respect to shares of common stock into which their interests may be converted. These registration rights include (1) two demand registrations commencing after the earlier of (A) the fifth anniversary of the date of the registration rights agreement and (B) the first anniversary of the consummation of an initial public offering (“IPO”) of Current Group, LLC common stock, (2) three Form S-3 registration demands commencing after the first anniversary of the consummation of an IPO, and (3) unlimited “piggyback” registrations commencing following the consummation of an IPO. No quoted market price exists for the Fund’s interest in Current Group, LLC. The Fund’s interest has been valued in accordance with the procedures adopted for the valuation of portfolio securities by the Fund’s Board.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at a future time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Dividends paid on securities sold short are recorded as an expense on the Fund’s books. As of June 30, 2009, there were no securities sold short held by the Fund.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex-dividend date.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Fund’s financial statements. As of December 31, 2008, tax years 2005, 2006, 2007, and 2008 remain subject to examination by the Fund’s major tax jurisdictions.

Repurchase Agreements — The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose fair value exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund’s Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral. As of June 30, 2009, there were no repurchase agreements held by the Fund.

Contractual Obligations — The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from those estimates.

Subsequent Events — In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through August 25, 2009, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Financial Accounting Standards No. 157 — In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, (“SFAS 157”). SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Level 1	Level 2	Level 3
Common Stock and Other Equity Interests*	$759,344,395	$—	$—
Investment Companies*	8,039,887	—	—
Short-Term Investments*	—	118,227,981	—

Total Investments in Securities	$767,384,282	$118,227,981	$—

Other Financial Instruments ^	$—	$(4,434,986)	$—

*	In accordance with the adoption of SFAS 157 v4, the Level 1 inputs displayed in this table are Common Stock and Other Equity Interests and Investment Companies. The Level 2 inputs displayed in this table include Short-Term Investments. Please refer to the Statement of Investments for a further breakout of each security by industry type.

^	Other financial instruments are derivative instruments (such as forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Financial Account Standards No. 157 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of December 31, 2008	$—
Change in fair value	—

Balance as of June 30, 2009	$—	*

*	Includes the market value for Current Group, LLC, which is valued at $0 as of June 30, 2009.

Financial Accounting Standards No. 161 — In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated SFAS 161 and determined that it will not have a material impact on the Fund’s financial statements. SFAS 161 does, however, require enhanced disclosures about the Fund’s derivative and hedging activities.

Details of the disclosures are as follows as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Forward Currency Contracts	Unrealized gain on forward currency contracts	$4,925,240	Unrealized loss on forward currency contracts	($9,360,226)

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2009:

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts	Net realized and unrealized gain (loss) on investments and forward currency contracts	$10,836,575	(12,751,764)

See Note 2 for a description of the Fund’s accounting policies related to Forward Currency Contracts and Note 6 for details on the outstanding Forward Currency Contracts as of June 30, 2009.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Financial Accounting Standards No. 162 — In May 2008, FASB issued Statement of Financial Accounting Standards No. 162 (“SFAS 162”),” The Hierarchy of Generally Accepted Accounting Principles.” SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP in the United States (the GAAP hierarchy). SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and has determined that it will not materially impact the Fund’s financial statements.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Transactions

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Fund. USBFS is paid customary fees for its services.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets. For the period ended June 30, 2009, the Fund recorded $1,264,255 for distribution expense.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer, as well as additional compliance support functions. Certain Trust officers are also officers or employees of FCS. In addition, the Principal Executive Officer is a minority owner of the Distributor. Neither the Distributor or FCS, nor any of their officers or employees who serves as an officer of the Fund, has any role in determining any Fund’s investment policies or which securities are to be purchased or sold by the Fund. FCS is paid customary fees for its services. Citibank, N.A. is the custodian of the Fund.

Fund Officers — Certain officers of the Fund are also directors, officers, or employees of the Investment Manager, USBFS, the Distributor, or FCS.

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $29,708,308 and $119,190,782, respectively, for the period ended June 30, 2009.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Note 5. Affiliated Issuers

Under section 2(a) (3) of the Act, a portfolio company is defined as affiliated if a Fund owns five percent or more of its voting stock.

Investments in affiliated companies for the Fund as of June 30, 2009, were as shown below:

Name of issuer	Number of shares held at December 31, 2008	Gross additions	Gross reductions	Number of shares held at June 30, 2009	Fair value at June 30, 2009	Investment income	Realized capital gain/loss
Consolidated — Tomoka Land Co.	564,961	—	—	564,961	$19,818,832	$112,992	$0

Note 6. Forward Currency Contracts

As of June 30, 2009, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
12,950,000 CAD	7/20/2009	$10,589,582	$11,134,584	$(545,002)
14,200,000 CAD	7/20/2009	12,027,782	12,209,350	(181,568)
To buy:
4,250,000 CAD	7/20/2009	(3,449,675)	(3,654,207)	204,532

Net Value of CAD Contracts		19,167,689	19,689,727	(522,038)

To sell:
2,400,000 CHF	10/29/2009	2,152,660	2,212,571	(59,911)
54,600,000 CHF	10/29/2009	48,120,566	50,335,988	(2,215,422)

Net Value of CHF Contracts		50,273,226	52,548,559	(2,275,333)

To sell:
1,600,000 EUR	9/18/2009	2,194,880	2,244,218	(49,338)
To buy:
290,000 EUR	9/18/2009	(397,155)	(406,764)	9,609

Net Value of EUR Contracts		1,797,725	1,837,454	(39,729)

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
6,200,000 GBP	9/18/2009	9,495,610	10,198,850	(703,240)
22,600,000 GBP	9/18/2009	31,965,440	37,176,454	(5,211,014)
To buy:
4,300,000 GBP	9/18/2009	(6,267,680)	(7,073,396)	805,716

Net Value of GBP Contracts		35,193,370	40,301,908	(5,108,538)

To sell:
4,400,000,000 JPY	10/29/2009	49,651,592	45,746,209	3,905,383
To buy:
896,000,000 JPY	10/29/2009	(9,575,718)	(9,315,592)	(260,126)

Net Value of JPY Contracts		40,075,874	36,430,617	3,645,257

To sell:
14,000,000 NOK	9/18/2009	$2,038,172	$2,172,777	$(134,605)

Net Value of NOK Contracts		2,038,172	2,172,777	(134,605)

Net Value of Outstanding Forward Currency Contracts		$148,546,056	$152,981,042	$(4,434,986)

CAD	= Canadian Dollar
CHF	= Swiss Franc
EUR	= Euro
GBP	= British Pound
JPY	= Japanese Yen
NOK	= Norwegian Krone

Note 7. Federal Tax Information

For the semi-annual period ended June 30, 2009, the Fund did not have any distributions.

At December 31, 2008, the Fund had an accumulated net realized capital loss carryover of $23,601,951 expiring December 31, 2016 and deferred, on a tax basis, post-October losses of $31,447,042 of capital and $5,515,983 of currency.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (Unaudited)

The tax components of dividends paid during the years ended December 31, 2008 and December 31, 2007 were as follows:

	2008	2007
Ordinary Income	$15,102,426	$14,954,889
Long-Term Capital Gain	2,036,297	3,950,112

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2008, the reclassification for the Fund was:

Undistributed Net Investment Income	$13,686,127
Accumulated Net Realized Gain	(13,686,128)
Paid in Capital	1

The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. The 2005 through 2008 tax years generally remain subject to examination by Federal and State tax authorities.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2009 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2009 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses — The first line in the following table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line in the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2009 (Unaudited)

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period*
Actual Return	$1,000.00	$1,106.50	$10.58
Hypothetical Return (5% return before expenses)	$1,000.00	$1,014.75	$10.12

*	As expressed below, expenses are equal to the Fund’s annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

Expenses	=	Fund’s Annualized Expense Ratio	X	Average Account Value Over the Period	X	Number of Days in Most Recent Fiscal Half Year
365

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, New Jersey 07046

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Wintergreen Fund, Inc.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) GOTOGREEN

(888-468-6473)

www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wintergreen Fund, Inc.

By	/s/ Simon D. Collier
Simon D. Collier, President & Principal Executive Officer

Date	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Simon D. Collier
Simon D. Collier, President & Principal Executive Officer

Date	August 25, 2009

By	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Treasurer & Principal Financial Officer

Date	August 25, 2009